SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of these interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2018 and for the year then ended, except for the adoption of IFRS No. 16, “Leases”.

a.	Adjustments recognized on adoption of IFRS 16

The Company has adopted IFRS 16 retrospectively from January 1, 2019 but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17, “Leases.” These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The remeasurements to the lease liabilities were recognized as adjustments to the related right-of-use assets immediately after the date of initial application. The associated right-of-use assets for property leases were measured on a retrospective basis as if the new rules had always been applied. Other right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of December 31, 2018. The lessee’s weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 15.1%.

	January 1,	June 30,
	2019	2019
Composition of right-of-use assets by type:
Property	1,552	1,485
Motor vehicles	326	231
Total right-of-use asset	1,878	1,716

Composition of lease liabilities recognized as of January 1, 2019:
Current lease liabilities	713
Non-current lease liabilities	1,165
1,878

b.	Practical expedients applied on adoption of IFRS 16

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

•	Use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	Reliance on previous assessments on whether leases are onerous;
•	Accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases;
•	Exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application;
•	Use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4, “Determining whether an Arrangement contains a Lease.”

c.	Other information relating to IFRS 16

As of June 30, 2019, the weighted average remaining lease term on the Company’s existing leases was 11.0 years for its property lease and 1.2 years for motor vehicle leases. Lease expense (substantially all of which is non-cash) for the six months ended June 30, 2019 amounted to $0.2 million. Cash paid for amounts included in the measurement of the operating lease liabilities for the six months ended June 30, 2019 was $0.1 million.